Financial Assets Measured at Amortized Cost - Schedule of Trade Receivables (Details) - BRL (R$) R$ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Schedule of Trade Receivables [Abstract]
Financial transactions processed by acquirers	[1],[2]	R$ 642,548	R$ 463,663
Financial transactions processed by card issuers	[1],[3]	2,823,232	3,273,306
Other trade receivables		301,074	409,352
Total		R$ 3,766,854	R$ 4,146,321

[1]	Amount net of ECL (expected credit losses) and fraud risk (chargeback) in the amount of R$ 362 and R$3,058 respectively, as of June 30, 2026 (R$ 397 and R$ 2,225 respectively, as of December 31, 2025).
[2]	Amounts receivable from acquirers as a result of processing transactions in the role of sub-acquirer.
[3]	Accounts receivable from card issuers, net of interchange fees, as a result of processing transactions with clients in the role of acquirer.